ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
User traffic direction fees	¥ 472,269		¥ 201,041
Payable to financial institution partners (1)	422,423		163,234
Accrued payroll and welfare	409,216		144,784
Payable for third-party service fee	298,411		196,718
Payable to shareholder of non-controlling interests (2)	296,617
Dividend payable(3)	276,991
Lease liability	25,779		28,528
Others	56,623		75,456
Total	¥ 2,258,329	$ 354,381	¥ 809,761